Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments

12. Derivative instruments

Derivatives not designated as hedging instruments

Cross-currency interest rate swaps and mirror swaps

     At December 31, 2009 the Company had certain derivative instruments outstanding pursuant to which the Company converted a portion of its long-term debt ($200 million) to Brazilian reais denominated debt (R$466.2 million), paying net interests at a weighted-average interest rate of 10.13% over the notional amount in Brazilian reais. These derivative instruments did not qualify for hedge accounting under ASC Topic 815. Therefore, these derivative instruments were carried at fair market value in the consolidated balance sheets with changes reported in earnings.

     On July 19, 2011 and July 20, 2011, the Company settled these derivative instruments before their maturity. During fiscal year 2011 and 2010, the Company made net payments to the counterparties totaling $113,594 and $34,287, respectively, in connection with these agreements. During fiscal years 2011 and 2010, the Company recorded net losses for $9,732 and $22,878, respectively, within "Loss from derivative instruments" in the Company's consolidated statements of income.

Forward contracts

     At December 31, 2010, the Company had forward contracts with outstanding to buy a total amount of $20 million on May 10, 2011 at the forward exchange rate of 1.7355 Brazilian reais per U.S. dollar. When settled, the Company entered into additional forwards contracts to buy a total amount of $40 million on September 2, 2011 at the forward exchange rate of 1.6152 Brazilian reais per U.S. dollar. These forward contracts were settled before their maturity on August 10, 2011. The Company entered into these derivatives as a result of the partial amortization of the notional amounts of the cross-currency interest rate swaps in order to maintain a total notional amount of $200 million hedged all times.

     These swap agreements were carried at fair market value in the consolidated balance sheets with changes reported in earnings. The Company paid $1,579 in connection with the settlements of these forward contracts. During the fiscal years 2011 and 2010, the Company recognized a loss of $1,256 and $323, respectively, in connection with these agreements, which is included within "Loss from derivative instruments" in the Company's consolidated statements of income.

Bond swaps

     On December 10, 2009, the Company decided to hedge 44% of the Company's currency exposure from the 2019 Notes coupon payments related to the Company's generation of cash flows in Brazilian reais. Therefore in December 2009 ADBV entered into two coupon-only cross-currency interest rate swap agreements (bond swaps) with JP Morgan and Morgan Stanley to convert a portion of the coupons of the 2019 Notes denominated in U.S. Dollars ($200 million at a fixed rate of 7.50%) to Brazilian reais (at a fixed rate of 9.08% and an exchange rate of 1.76 Brazilian reais per U.S. dollar).

     These swap agreements did not qualify for hedge accounting under ASC Topic 815. Therefore, the agreements were carried at fair market value in the consolidated balance sheets with changes reported in earnings. At December 31, 2011, the fair market values of the swap agreements outstanding totaled $2,583 payable. On April 24, 2012 the Company settled these derivatives before their maturity. During fiscal year 2012, the Company made net payments to the counterparties amounting to $4,322 and recognized net losses of $1,738 in connection with these agreements. During fiscal year 2011, the Company made net payments to the counterparties amounting to $3,759 and recognized a net gain of $1,464 in connection with these agreements. During fiscal year 2010, the Company made net interest payments to the counterparties amounting to $3,528 and recognized a net loss of $9,608 in connection with these agreements. The abovementioned gains and losses are included within "Loss from derivative instruments" in the Company's consolidated statements of income.

Total equity return swap

     The Company is exposed to stock price risk related to ADBV Long-Term Incentive Plan as the underlying liability is tied to the Company's stock price. As the Company's stock price changes, such liability is adjusted and the impact is recorded in the Company's consolidated statement of income within "General and administrative expenses".

     On August 13, 2012 the Company entered into a total equity return swap agreement with Goldman Sachs International in order to minimize earnings volatility related to ADBV Long-Term Incentive Plan. Under the agreement effective as from August 20, 2012, the Company receives (pays) the appreciation (depreciation), plus any dividends, on a notional number of 2,272,551 Class A shares over a reference price of approximately $13.77 per share. The Company in turn pays interests at 3-month LIBOR plus 330 basis points over a notional amount of $31,290. The agreement will mature no later than September 2013. Additionally, subject to certain limitations, the Company may, prior to maturity of the agreement, reduce the notional number of Class A shares underlying the total equity return swap transaction up to 1,000,000 shares for each quarterly window period. The counterparty can terminate the swap agreement if (i) the average of the Company's stock price for any three consecutive exchange business days is less than $7.57; or (ii) on any day, there is a decline of 10% or more in the price with respect to the closing price of the preceding business day and the price per share at such time is less than $8.95.

     The Company has not designated the swap as a hedge under ASC Topic 815. Rather, the Company marks the swap to market and records the impact of the equity portion in "General and administrative expenses" in the Company's consolidated statement of income. As a result, the adjustments to the value of the swap tend to offset the adjustments to the carrying value of ADBV Long-Term Incentive Plan liability derived from changes in the Company's stock price, and there is no significant impact on the Company's consolidated statement of income. The interest portion is recorded within "Net interest expense" in the Company's consolidated statement of income.

     At December 31, 2012 the fair market value of total equity return swap amounted to $3,952 payable. During the fiscal year 2012, the Company recorded a loss of $4,111 within "General and administrative expenses" and a loss of $159 within "Net interest expense" in connection with this agreement. During the fiscal year 2012, the Company made interest payments amounting to $318 in connection with this agreement.

Derivatives designated as hedging instruments

Forward contracts

     In December 2009, the Company entered into various forward contracts maturing in 2010 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Chile. Pursuant to the agreements, during fiscal year 2010 the Company purchased a total amount of $8,521 at a weighted-average forward rate of 489.3 Chilean pesos per U.S. dollar.

     In February 2010, the Company entered into various forward contracts maturing in 2010 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Colombia and Peru. Pursuant to the agreements, during fiscal year 2010 the Company purchased a total amount of $9,732 at a weighted-average forward rate of 2,023.54 Colombian pesos per U.S. dollar, and a total amount of $3,052 at a weighted-average forward rate of 2.89 Peruvian soles per U.S. dollar.

     In August and October 2010, the Company entered into various forward contracts maturing in 2011 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Chile for fiscal year 2011. Pursuant to the agreements, during 2011 the Company purchased a total amount of $11,878 at a weighted-average forward rate of 500.4 Chilean pesos per U.S. dollar.

     In November 2011, the Company entered into various forward contracts maturing in 2012 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Peru. Pursuant to the agreements, during fiscal year 2012 the Company purchased a total amount of $3,600 at a weighted-average forward rate of 2.76 Peruvian soles per U.S. dollar.

     In January and February 2012, the Company entered into various forward contracts maturing in 2012 to hedge a portion of the foreign exchange risk associated with the forecasted imports of Colombia and Chile. Pursuant to the agreements, during fiscal year 2012 the Company purchased a total amount of $8,226 at an average forward rate of 1,855.8 Colombian pesos per U.S. dollar, and a total amount of $11,435 at an average forward rate of 507.3 Chilean pesos per U.S. dollar, respectively.

     The Company designated cash flow hedges that encompass the variability of functional-currency-equivalent cash flows attributable to foreign exchange risks related to the settlement of the foreign-currency-denominated payables resulting from the forecasted purchases (hedge over 75% of the purchases in Chile and Peru for 2010, 73% of the purchases in Colombia for 2010, 90% of the purchases in Chile for 2011, 60% of the purchases in Peru for 2012, 49% of the purchases in Colombia for 2012 and 77% of the purchases in Chile for 2012). The effect of the hedges result in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). The forward contracts were carried at their fair market value in the consolidated balance sheets, with changes reported within the "Accumulated other comprehensive loss" component of shareholders' equity. As of December 31, 2011, the fair market value of the outstanding derivatives represented a $48 payable. The Company made net payments totaling $949, $451 and $273 during fiscal years 2012, 2011 and 2010, respectively, as a result of the net settlements of these derivatives. In addition, the Company recorded a $901 unrealized net loss, a $131 unrealized net gain and a $1,134 unrealized net loss within the "Accumulated other comprehensive loss" component of shareholders' equity during fiscal years 2012, 2011 and 2010, respectively.

Cross-currency interest rate swap

     On April 24, 2012, the Company entered into a cross-currency swap agreement with Bank of America to hedge the cash flows of a portion of the 2016 Notes issued. Pursuant to this agreement, the Company receives interests at a fixed rate of 10.25% over a notional amount of 70 million of Brazilian Reais and pays interests at a fixed rate of 4.90% over a notional amount of $37,433. This agreement matures on July 13, 2016 with exchange of principal.

     The Company has designated the cross-currency interest rate swap as a cash flow hedge in accordance with ASC Topic 815. Therefore, the agreement is carried at its fair market value in the consolidated balance sheet, with changes reported within the "Accumulated other comprehensive loss" component of shareholders´ equity. The Company reclassifies the effective portion of the hedge into income as adjustments to foreign exchange results and net interest expense.

     At December 31, 2012, the fair market value of the swap agreement totaled $3,666 payable. During fiscal year 2012, the Company recorded an unrealized loss of $3,294 within "Accumulated other comprehensive loss", of which $2,152 were reclassified from "Accumulated other comprehensive loss" into income as a result of the hedge relationship. The Company collected $372 of net interest from the counterparty during fiscal year 2012.

Additional disclosures

     The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2012 and 2011:

		Asset (Liability) Derivatives
		Fair Value
Type of Derivative	Balance Sheets Location	2012	2011
Derivatives designated as hedging instruments
under ASC Topic 815 Derivatives and Hedging
Forward contracts	Accrued payroll and
	other liabilities	$-	$(48)
Cross-currency interest rate swap (i)	Derivative instruments	(3,666)	-
		(3,666)	(48)
Derivatives not designated as hedging
instruments under ASC Topic 815 Derivatives
and Hedging
Bond swaps	Derivative instruments	$-	$(2,583)
Total equity return swap (ii)	Derivative instruments	(3,952)	-
		(3,952)	(2,583)
Total derivative instruments		$(7,618)	$(2,631)

(i) Disclosed in the consolidated balance sheet as follows: $1,731 as a current asset and $5,397 as a non-current liability.

(ii) Disclosed in the consolidated balance sheet as a current liability.

     The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2012 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized in
	Recognized in	Reclassified from	Income on Derivative
	Accumulated OCI on	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	Derivative (Effective	into Income (Effective	Effectiveness Testing and
Hedging Relationships	Portion)	Portion)(i)	Ineffective Portion)
Forward contracts	$(901)	$949	$-
Cross-currency interest rate swap	(3,294)	2,152	-
Total	$(4,195)	$3,101	$-

(i) The loss recognized in income related to forward contracts was recorded as an adjustment to food and paper. The net loss recognized in income related to the cross-currency interest rate swap is disclosed in the consolidated income statement as follows: a loss of $3,314 as an adjustment to foreign exchange results and a gain of $1,162 as an adjustment to net interest expense.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Bond swaps (i)	$(1,738)
Total equity return swap (ii)	(4,270)
Others (i)	847
Total	$(5,161)

(i) These results are recorded within "Loss from derivative instruments" in the Company's consolidated statement of income.

(ii) A $4,111 loss is recorded within "General and administrative expenses" and a $159 loss within "Net interest expense" in the Company's consolidated statement of income.

     The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2011 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized
	Recognized in	Reclassified from	in Income on Derivative
	Accumulated OCI	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	on Derivative	into Income	Effectiveness Testing
Hedging Relationships	(Effective Portion)	(Effective Portion)	and Ineffective Portion)
Forward contracts	$131	$451	$-
Total	$131	$451	$-

The loss recognized in income was recorded as an adjustment to food and paper.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Cross-currency interest rate swaps
and Mirror swap	$(9,732)
Bond swaps	1,464
Forwards	(1,256)
Others	287
Total	$(9,237)

     The following tables present the pretax amounts affecting income and other comprehensive income for the fiscal year ended December 31, 2010 for each type of derivative relationship:

	Gain (Loss)	(Gain) Loss	Gain (Loss) Recognized
	Recognized in	Reclassified from	in Income on Derivative
	Accumulated OCI	Accumulated OCI	(Amount Excluded from
Derivatives in Cash Flow	on Derivative	into Income	Effectiveness Testing
Hedging Relationships	(Effective Portion)	(Effective Portion)	and Ineffective Portion)
Forward contracts	$(1,134)	$273	$-
Total	$(1,134)	$273	$-

The loss recognized in income was recorded as an adjustment to food and paper.

Gain (Loss)
Recognized in
Income on
Derivatives Not Designated as	Derivative
Hedging Instruments	instruments
Cross-currency interest rate swaps
and Mirror swaps	$(22,878)
Bond swaps	(9,608)
Forwards	(323)
Total	$(32,809)